CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS	6 Months Ended
Jun. 30, 2023 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (5,987,241)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	360,819
Reduction of finance right-of-use asset	396,512
Reduction of operating right-of-use asset	202,183
Noncash interest	1,517,293
Noncash research and development	100,000
Loss on disposal of property and equipment	117,449
Bad debt expense	71,884
Stock-based compensation	569,597
Shares issued for services received	163,573
Change in fair value of earnout liability	(8,200,000)
Change in fair value of debt	2,629,430
Change in fair value of warrant liability	(1,263,839)
Impairment of assets	335,072
Changes in operating assets and liabilities:
Accounts receivable	(789,618)
Inventory	(670,037)
Prepaid expenses and other current assets	456,020
Other assets	(21,087)
Accounts payable	(29,179)
Accrued expenses	2,118,099
Operating lease liabilities	134,094
Net cash used in operating activities	(7,788,976)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(1,211,802)
Net cash used in investing activities	(1,211,802)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payment of deferred financing cost	(61,653)
Principal payments on finance lease obligations	(658,263)
Principal payments on equipment financing obligation	(19,815)
Net cash provided by (used in) financing activities	(739,731)
Net increase (decrease) in cash and cash equivalents	(9,740,509)
Cash and cash equivalents at beginning of period	15,916,141
Cash and cash equivalents at end of period	6,175,632
Supplemental disclosure of cash flow information:
Cash paid for interest	656,626
Supplemental disclosure of noncash investing and financing activities:
ROU assets obtained in exchange for finance lease obligations	$ 1,273,511